Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2021 PHP (₱)
Less than 1 year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 373
1-2 years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	427
2024 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	597
2025 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	888
2026 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,275
Later than five years [member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 13,763